General - Acquisitions fair value and expenses (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 04, 2021	Apr. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Acquired other intangible assets				$ 219,575
GOODWILL			$ 1,550,552	$ 1,316,768
Customer relationships
Business Acquisition [Line Items]
Expected useful lives, years			22 years
BAE Systems Rokar International Ltd
Business Acquisition [Line Items]
GOODWILL		$ 25,000
BAE Systems Rokar International Ltd | Technology
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents		(3,400)
Acquired other intangible assets		$ 3,800
Expected useful lives, years		15 years
Consideration Transferred		$ 31,400
BAE Systems Rokar International Ltd | Customer relationships
Business Acquisition [Line Items]
Acquired other intangible assets		$ 4,800
Expected useful lives, years		14 years
BAE Systems Rokar International Ltd | Customer backlog
Business Acquisition [Line Items]
Acquired other intangible assets		$ 1,200
Expected useful lives, years		2 years
Sparton Corporation
Business Acquisition [Line Items]
GOODWILL	$ 194,500
Sparton Corporation | IPR&D
Business Acquisition [Line Items]
Acquired other intangible assets	41,700
Sparton Corporation | Technology
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current), excluding cash and cash equivalents	(65,800)
Acquired other intangible assets	$ 45,000
Expected useful lives, years	16 years
Consideration Transferred	$ 350,000
Sparton Corporation | Customer relationships
Business Acquisition [Line Items]
Acquired other intangible assets	$ 119,900
Expected useful lives, years	31 years
Sparton Corporation | Customer backlog
Business Acquisition [Line Items]
Acquired other intangible assets	$ 14,700
Expected useful lives, years	3 years